Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 4.2	€ 4.4	€ 10.0	€ 21.0
Acquisition related costs	€ 0.3	€ 0.2	€ 0.9	€ 0.8